Investments (Details) - Schedule of fair value of level 3 financial assets - Fair value of Level 3 financial assets [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Investments (Details) - Schedule of fair value of level 3 financial assets [Line Items]
Sensitivity of fair value of financial assets percentage	+/-10	+/-10
Positive impact	$ 428	$ 676
Negative impact	$ (428)	$ (676)
Valuation variables	Market multiples applied to a range of financial performance measures***	Market multiples applied to a range of financial performance measures***	[1]

[1]	As at 30 June 2021, the fair value measurement of the unquoted equity investment valued at USD 6,802 thousand (30 June 2021: USD 6,427 thousand) was based on a combination of valuation multiples, with greater weight given to price to book value multiple. This has implied an equity value range of USD 6,374 thousand to USD 7,230 thousand (30 June 2021: USD 5,778 thousand to USD 7,076 thousand).